Other Credits - Schedule of Other Credits (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2008
Schedule of other credits [Line Items]
Other credits	$ 14,400	$ 12,369	$ 31,176
Change other credits	$ 2,031			$ (18,807)
Percentage of change other credits	14.00%			(60.00%)
Judicial Deposit [Member]
Schedule of other credits [Line Items]
Other credits	$ 14,400	$ 12,369
Change other credits	$ 2,031			$ 12,368
Percentage of change other credits	14.00%			(100.00%)